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           THIS FILING LISTS SECURITIES HOLDINGS THAT WERE REPORTED ON
              THE FORM 13F FILED ON DECEMBER 31, 2001 PURSUANT TO A
                REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH
                         CONFIDENTIAL TREATMENT EXPIRED.

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001
                                               -----------------

Check here if Amendment [X]; Amendment Number:       1
                                                 -----------------------
         This Amendment (Check only one.): [_] is a restatement.
                                           [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Satellite Asset Management, L.P.
Address:     10 East 50th Street, 21st Floor
             New York, NY  10022

Form 13F File Number:  28-05307

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Brian S. Kriftcher
Title:       Chief Operating Officer and Principal
Phone:       (212) 209-2050

Signature, Place, and Date of Signing:


/S/ Brian S. Kriftcher            New York, New York                May 8, 2002
---------------------------       ---------------------             -----------
[Signature]                       [City, State]                     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                      0
                                                                      ----
Form 13F Information Table Entry Total:                                 2
                                                                      ----
Form 13F Information Table Value Total:                               $56,020
                                                                      -------
                                                                    (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

       NONE



                           SATELLITE ASSET MANAGEMENT
                           FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
                        Title of               Value    Shares/            Put/  Investment Other           Voting Authority
Name of Issuer          Class     CUSIP       (x $1000) Prn Amt    Sh/Prn  Call  Discretion Managers
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       Sole      Shared     None
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
COOPER INDS INC         COM       216669101   36,035    1,031,941  SH            SOLE                  1,031,941
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ORION PWR HLDGS INC     COM       686286105   19,985      765,700  SH            SOLE                    765,700
------------------------------------------------------------------------------------------------------------------------------------
REPORT
SUMMARY: 2 DATA RECORDS                       56,020           0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

